UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle, Suite E 400
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  028-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Francois Perusse-Massicotte
Title:     Compliance Manager
Phone:     514-673-1476

Signature, Place, and Date of Signing:

 /s/  Francois Perusse-Massicotte   Montreal, Quebec, Canada    April 19, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $220,949 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CAMDEN PPTY TR                 SH BEN INT       133131102     1710    26000 SH       SOLE                    26000        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108     1513    65200 SH       SOLE                    65200        0        0
DCT INDUSTRIAL TRUST INC       COM              233153105     2244   380400 SH       SOLE                   380400        0        0
DIGITAL RLTY TR INC            COM              253868103    23604   319100 SH       SOLE                   319100        0        0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105     3910    84300 SH       SOLE                    84300        0        0
EQUITY ONE                     COM              294752100     1347    66600 SH       SOLE                    66600        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    15065   240586 SH       SOLE                   240586        0        0
HEALTH CARE REIT INC           COM              42217K106     3226    58700 SH       SOLE                    58700        0        0
HEALTHCARE RLTY TR             COM              421946104      825    37500 SH       SOLE                    37500        0        0
HIGHWOODS PPTYS INC            COM              431284108     4092   122800 SH       SOLE                   122800        0        0
HOME PROPERTIES INC            COM              437306103    11275   184800 SH       SOLE                   184800        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    21574  1313884 SH       SOLE                  1313884        0        0
ISHARES TR                     DJ US REAL EST   464287739     6167    99000 SH  PUT  SOLE                    99000        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     4226   118300 SH       SOLE                   118300        0        0
MACERICH CO                    COM              554382101    15050   260600 SH       SOLE                   260600        0        0
MACK CALI RLTY CORP            COM              554489104     2954   102500 SH       SOLE                   102500        0        0
MID-AMER APT CMNTYS INC        COM              59522J103     2514    37500 SH       SOLE                    37500        0        0
PROLOGIS INC                   COM              74340W103    16814   466800 SH       SOLE                   466800        0        0
SENIOR HSG PPTYS TR            SH BEN INT       81721M109     4436   201200 SH       SOLE                   201200        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    41069   281915 SH       SOLE                   281915        0        0
SL GREEN RLTY CORP             COM              78440X101    15339   197800 SH       SOLE                   197800        0        0
VENTAS INC                     COM              92276F100    21995   385200 SH       SOLE                   385200        0        0